Annual Total Returns- JPMorgan Municipal Money Market Fund (Service Shares) [BarChart] - Service Shares - JPMorgan Municipal Money Market Fund - Service	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	0.01%	0.01%	0.03%	0.04%	0.42%	0.47%	0.18%